Exhibit 99.1
SEMI-ANNUAL SERVICER’S CERTIFICATE
Pursuant to Section 4.01(c)(ii) of the Storm Recovery Property Servicing Agreement, dated as of November 24, 2021 (Servicing Agreement), by and between DUKE ENERGY CAROLINAS, LLC, as servicer (Servicer), and DUKE ENERGY CAROLINAS NC STORM FUNDING LLC, the Servicer does hereby certify, for the July 1, 2026, Payment Date (Current Payment Date), as follows:
Capitalized terms used but not defined herein have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.
Collection Periods: January 1, 2026 to June 30, 2026
Payment Date: July 1, 2026
1.Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the	January 2026	Collection Period	$1,285,062.88
ii.	Remittances for the	February 2026	Collection Period	1,568,992.09
iii.	Remittances for the	March 2026	Collection Period	1,783,280.58
iv.	Remittances for the	April 2026	Collection Period	1,135,091.02
v.	Remittances for the	May 2026	Collection Period	1,174,239.02
vi.	Remittances for the	June 2026	Collection Period	1,109,073.37
vii.
viii.
ix.	Investment Earnings on General Subaccount			77,719.06
x.	Investment Earnings on Capital Subaccount			21,674.39
xi.	Investment Earnings on Excess Funds Subaccount			13,709.10
xii.	General Subaccount Balance (sum of i through xi above)			$8,168,841.51
xiii.	Excess Funds Subaccount Balance as of prior Payment Date			681,737.71
xiv.	Capital Subaccount Balance as of prior Payment Date			1,186,050.00

2.     Outstanding Amounts as of prior Payment Date:

i.	Storm Recovery Series A	2031	Outstanding Amount	$58,830,480.00
ii.	Storm Recovery Series A	2041	Outstanding Amount	137,210,000.00
iii.	Aggregate Outstanding Amount of all Storm Recovery Bonds			$196,040,480.00

3.     Required Funding/Payments as of Current Payment Date:

	Principal		Principal Due
i.	Storm Recovery Series A	2031	$5,400,908.00
ii.	Storm Recovery Series A	2041	—
iii.	All Storm Recovery Bonds		$5,400,908.00

Exhibit 99.1

	Interest
			Interest Rate	Days in Interest Period	Principal Balance	Interest Due
iv.	Storm Recovery Series A	2031	1.679%	180	$58,830,480.00	$493,881.88
v.	Storm Recovery Series A	2041	2.617%	180	137,210,000.00	1,795,392.85

vi.	All Storm Recovery Bonds					$2,289,274.73
					Required Level	Funding Required
vii.	Capital Account				$1,186,050.00	$—

4.     Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i.	Trustee Fees and Expenses; Indemnity Amounts				$—
ii.	Servicing Fee				59,302.50
iii.	Administration Fee				50,000.00
iv.	Operating Expenses				13,520.54

Storm Recovery Bonds			Aggregate	Per $1,000 of Original Principal Amount
v.	Semi-Annual Interest (including any past-due for prior periods)				$2,289,274.73
1.	Storm Recovery Series A	2031	$493,881.88	$4.94
2.	Storm Recovery Series A	2041	1,795,392.85	13.09

vi.	Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date				$—
1.	Storm Recovery Series A	2031	$—	$—
2.	Storm Recovery Series A	2041	—	—

vii.	Semi-Annual Principal				$5,400,908.00
1.	Storm Recovery Series A	2031	$5,400,908.00	$54.01
2.	Storm Recovery Series A	2041	—	—

viii.	Other unpaid Operating Expenses				$—
ix.	Funding of Capital Subaccount (to required level)				—
x.	Capital Subaccount Return to Duke Energy Carolinas				15,391.00
xi.	Deposits to Excess Funds Subaccount				340,444.74
xii.	Released to Issuer upon Retirement of all Series Bonds				—
xiii.	Aggregate Remittances as of Current Payment Date				$8,168,841.51

Exhibit 99.1
5.    Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

i.	Storm Recovery Series A	2031	$53,429,572.00
ii.	Storm Recovery Series A	2041	137,210,000.00
vi.	Aggregate Outstanding Amount of all Storm Recovery Bonds		$190,639,572.00
vii.	Excess Funds Subaccount Balance		1,022,182.45
viii.	Capital Subaccount Balances		1,186,050.00
ix.	Aggregate Collection Account Balance		$2,208,232.45

6.    Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):

i.	Excess Funds Subaccount	$13,709.10
ii.	Capital Subaccount	21,674.39
iii.	Total Withdrawals	$35,383.49

7.    Shortfalls in Interest and Principal Payments as of Current Payment Date:

i.	Semi-annual Interest
	Storm Recovery Series A	2031	$—
	Storm Recovery Series A	2041	—
	Total		$—
ii.	Semi-annual Principal
	Storm Recovery Series A	2031	$—
	Storm Recovery Series A	2041	—
	Total		$—

8.    Shortfalls in Payment of Return on Invested Capital as of Current Payment Date:

i.	Return on Invested Capital	$—

9.    Shortfalls in Required Subaccount Levels as of Current Payment Date:

i.	Capital Subaccount	$—

Exhibit 99.1
IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate.

Date:	June 23, 2026	DUKE ENERGY CAROLINAS, LLC.
as Servicer

	By:	/s/ Nicholas G. Speros
Nicholas G. Speros
Director, EUI Accounting – Carolinas